INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Israel	$ 5,767	$ 12,043	$ 2,615
International (mainly US)	3,284	1,593	(877)
Income tax expenses (benefit)	9,051	13,636	1,738
Current and deferred:
Current	10,793	13,584	1,105
Deferred	(1,916)	(31)	633
Income tax expenses (benefit)	$ 9,051	$ 13,636	$ 1,738